Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-1

3.10% Exchange Note

Class A-1 1.00000% Asset Backed Notes

Class A-2A 1.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.06% Asset Backed Notes

Class A-4 2.26% Asset Backed Notes

Class B 2.48% Asset Backed Notes

Class C 2.74% Asset Backed Notes

Class D 3.09% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	05/01/17
End of Period:	05/31/17
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	06/16/17
Distribution Date:	06/20/17
Transaction Month:	3

2017-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	54,680	02/01/2017	03/15/2017	$1,364,563,788

Total	54,680			$1,364,563,788

RECONCILIATION OF 2017-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,306,670,608

{2} Reduction in Agg. Securitization Value due to payments				{2}	12,974,656
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,275,970
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	7,009,408
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	21,260,034

{7} End of period Aggregate Securitization Value					{7}	$1,285,410,574

{8} Pool Factor					{8}	94.199376%

RECONCILIATION OF 2017-1 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,322,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,264,106,820

{11} Exchange Note Principal Payment Amount					{11}	21,260,034

{12} End of period Exchange Note Balance					{12}	$1,242,846,786

{13} Note Pool Factor					{13}	94.012616%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$182,000,000	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{15} Beginning of period Note Balance	{15}	$110,542,093	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	21,260,034	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	5,432,502	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$83,849,557	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{21} Note Pool Factor	{21}	46.071185%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,360,000	$55,260,000	$37,530,000		$1,251,990,000

{23} Beginning of period Note Balance	{23}	$59,360,000	$55,260,000	$37,530,000		$1,180,532,093

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		21,260,034
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		5,432,502
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,360,000	$55,260,000	$37,530,000		$1,153,839,557

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		92.160445%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,306,670,608

{31} Ending Designated Pool Balance							{31}	1,285,410,574
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	1,285,410,574

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$21,260,034

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$1,264,106,820	$0	3.10%	30	30/360	$3,265,610

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-1 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$20,445,133
{37} Net Liquidation Proceeds collected during period							{37}	9,119,348
{38} Investment Earnings							{38}	18,627
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(18,627)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	29,564,481

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	1,088,892
{43} To the 2017-1 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	3,265,610
{44} To the 2017-1 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	21,260,034
{45} To the 2017-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	3,949,945
{46} To the 2017-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments							{46}	0

{47} Total Distributions:								{47}	$29,564,481

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$1,306,670,608
{49} Ending Agg. Securitization Value						{49}	1,285,410,574
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	21,260,034

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	21,260,034

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$21,260,034

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$110,542,093	$0	1.00000%	29	Actual/360	$89,048
{56}	Class A-2A	$270,000,000	0	1.67%	30	30/360	375,750
{57}	Class A-2B	$180,000,000	0	1.22994%	29	Actual/360	178,342
{58}	Class A-3	$387,840,000	0	2.06%	30	30/360	665,792
{59}	Class A-4	$80,000,000	0	2.26%	30	30/360	150,667
{60}	Class B	$59,360,000	0	2.48%	30	30/360	122,678
{61}	Class C	$55,260,000	0	2.74%	30	30/360	126,177
{62}	Class D	$37,530,000	0	3.09%	30	30/360	96,640

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT
Available Funds:
{63} 2017-1 Exchange Note Collections							{63}	$28,475,589
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	18,627
{66} Investment Earnings - and amounts released from Reserve Account							{66}	4,039
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	28,498,255

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	89,048
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	375,750
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	178,342
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	665,792
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	150,667
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	122,678
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	126,177
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	96,640
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	21,260,034
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	5,432,502
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	0

{95} Total Distributions:								{95}	$28,498,255

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{96}	Class A	$1,028,382,093	$1,285,410,574	$0	$27,038,031	$0
{97}	Class B	1,087,742,093	1,285,410,574	0	26,915,353	0
{98}	Class C	1,143,002,093	1,285,410,574	0	26,789,176	0
{99}	Class D	1,180,532,093	1,285,410,574	0	26,692,536	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds						{100}	$5,432,502

{101} Beginning Note Balance				{101}	1,180,532,093
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)				{102}	21,260,034
{103} Pro-Forma Note Balance					{103}	1,159,272,059

{104} Ending Aggregate Securitization Value				{104}	1,285,410,574
{105} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($146,690,607)				{105}	146,690,607
{106} Required Pro Forma Note Balance {104} - {105}					{106}	1,138,719,967

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	20,552,092

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$5,432,502

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value						{109}	$1,285,410,574
{110} End of Period Note Balance						{110}	1,242,846,786
{111} Overcollateralization						{111}	42,563,788
{112} Overcollateralization %							{112}	3.31%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value						{113}	1,285,410,574
{114} End of Period Note Balance						{114}	1,153,839,557
{115} Overcollateralization						{115}	131,571,017
{116} Overcollateralization %							{116}	10.24%

RECONCILIATION OF 2017-1 CASH RESERVE ACCOUNT
{117} Specified Reserve Balance							{117}	$6,822,819

{118} Beginning of Period Reserve Account balance							{118}	$6,822,819
{119} Investment Earnings						{119}	4,039
{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
{122} Total Reserve balance available:							{122}	6,826,858

{123} Specified Reserve Balance							{123}	6,822,819

{124} Release Excess Cash to Indenture Collection Available Funds							{124}	4,039

{125} End of period Reserve Account balance							{125}	$6,822,819

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

							Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$1,564,057	0.12%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)						{127}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	June 15, 2017

GM Financial

GMALT 2017-1

Supplemental Monthly Data

May 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,306,670,608	$966,387,624
Change	(21,260,034)	(6,915,736)

End of Period	$1,285,410,574	$959,471,888
Residual Value as % of Agg. Securitization Value		74.64%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	53,177	1,276,473,807	99.30%
31 - 60 days	316	7,372,710	0.57%
61 - 90 days	50	1,142,128	0.09%
over 90 days	17	421,929	0.03%

Total	53,560	1,285,410,574	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	108	3,162,411	376	10,625,784
Standard terminations	14	222,530	45	916,639

Total retained by lessee	122	3,384,941	421	11,542,423
Returned Vehicles
Early terminations	148	2,623,328	403	7,066,470
Standard terminations	53	1,001,139	67	1,261,852

Total returned to dealer	201	3,624,467	470	8,328,322
Charged off leases / Repossessed vehicles	58	1,275,970	229	5,107,892
Repurchases	0	0	0	0
Other	0	0	0	0

Total terminations	381	8,285,378	1,120	24,978,637

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,275,970	5,107,892
less: Sales proceeds	1,205,333	3,924,765
less: Excess wear and excess mileage received	0	0
less: Other amounts received	18,947	26,799

Net Credit (Gain) Loss	51,690	1,156,328

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	3,599,243	8,215,079
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	3,775,776	8,538,064
less: Excess wear and excess mileage received	210	336
less: Other recovery amounts	17,042	45,473
Residual (Gain) Loss	(193,785)	(368,794)

	Current Period	Prev. Month

Prepay Speed	0.3829%	0.4220%

Return Rate based on Scheduled to Terminate(2)	124.0741%	0.0000%

Return Rate based on Terminated Leases(3)	52.7559%	45.4545%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.